UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22749

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 14th Floor,

New York, NY 10022

(Address of principal executive offices) (Zip code)

212-506-3899

(Registrant’s telephone number, including area code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2017 - June 30, 2018

Item 1 – Proxy Voting Record.

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Meeting Date	Company Name	CUSIP	Ticker	Proposed By	Proposal(s)	Vote cast	Shares Voted	With or Against Management
1/17/2018	Northstar Real Estate Income II, Inc.	N/A	N/A	Issuer	1. Proposal to approve the merger 2. Approve an amendment to NorthStar II's Charter to delete certain provisions regarding roll-up transactions 3. Proposal to adjourn the NorthStar II special meeting	1. For 2. For 3. For	37,429.43	1. With 2. With 3. With
4/27/2018	Park Hotels & Resorts Inc.	700517105	PK	Issuer	1. Election of Directors 2. Approval of the compensation of the named executive officers 3. Proposal to ratify the appointment of the independent accounting firm	1. For 2. For 3. For	79,554	1. With 2. With 3. With
4/30/2018	STAG Industrial, Inc.	85254J102	STAG	Issuer	1. Election of Directors 2. To ratify the appointment of the independent public accounting firm 3. The approval of an amendment to the charter to provide stockholders with the ability to alter, amend or repeal the bylaws and adopt new bylaws 4. The approval of the amended STAG Equity Incentive Plan 5. The approval of the executive compensation 6. The recommendation, by non-binding vote, of the frequency of executive compensation votes	Not Voted	162,260	N/A
5/2/2018	Prologis, Inc.	74340W103	PLD	Issuer	1. Election of Directors 2. Approval of the executive compensation for 2017 3. To ratify the appointment of the independent public accounting Firm	Not Voted	50,000	N/A
5/3/2018	City Office REIT, Inc.	178587101	CIO	Issuer	1. Election of Directors for one-year term 2. Proposal to ratify the public accounting firm	Not Voted	347,834	N/A
5/15/2018	Granite Point Mortgage Trust Inc.	38741L107	GPMT	Issuer	1. Election of Directors 2. Advisory vote on the compensation of the executive officers 3. Advisory vote relating to the frequency of future advisory votes on executive compensation 4. Proposal to ratify the independent public accounting firm	Not Voted	256,000	N/A
5/16/2018	MedEquities RLTY TR INC	58409L108	MRT	Issuer	1. Election of Directors 2. Proposal to ratify the public accounting firm	Not Voted	215,000	N/A
5/17/2018	Whitestone REIT	966084204	WSR	Issuer	1.Election of Trustees 2. Approval of the compensation of the named executive officers 3. Proposal to ratify the appointment of the independent registered public accounting firm 4. Declassification of the Board of Trustees	1. For 2. Against 3. For 4. For	436,257	1. With 2. With 3. With 4. With
5/17/2018	Condor Hospitality Trust, Inc.	20676Y403	CDOR	Issuer	1. Election of Directors 2. Amend the 2016 Stock Plan 3. Proposal to approve the independent public accounting firm	1. For 2. For 3. For	301,905	1.With 2. With 3. With
5/17/2018	Independence Realty Trust, Inc.	45378A106	IRT	Issuer	1. Election of Directors 2. Proposal to ratify the public accounting firm	Not Voted	571,423	N/A
5/17/2018	Unity Group, Inc.	N/A	N/A	Issuer	1. Election of Directors 2. Approval of the compensation of the Company's executive officers 3. To approve the Stock Purchase Plan 4. To approve an amendment to the Company's charter to provide stockholders with the power to amend the Company's bylaws 5. To ratify the appointment of the independent public accounting firm	Not Voted	290,400	N/A
5/22/2018	Great Ajax Corp.	38983D300	AJX	Issuer	1. Election of Directors 2. Proposal to ratify the public accounting firm	Not Voted	128,389	N/A
5/23/2018	Innovative Industrial Properties, Inc.	45781V200	IIPR	Issuer	1. Election of Directors 2. Ratification of the appointment of the independent public accounting firm	1. For 2. For	130,209	1. With 2. With
5/23/2018	National Storage Affiliates Trust	637870106	NSA	Issuer	1. Election of Trustees 2. Proposal to ratify the appointment of the independent public accounting firm	Not Voted	125,150	N/A
5/23/2018	Boston Properties, Inc.	101121101	BXP	Issuer	1. Election of Directors 2. To approve, by non-binding, the advisory resolution, the Company's named executive officer compensation 3. Proposal to ratify the independent public accounting firm	Not Voted	25,000	N/A
5/23/2018	TPG RE Finance Trust Inc.	87266M107	TRTX	Issuer	1. Election of Directors 2. Proposal to ratify the public accounting firm 3. Advisory vote on executive compensation 4. Recommended, on non-binding, advisory basis, the frequency of future non-binding, advisory votes on the compensation on the Company's named executive officers	Not Voted	16,206	N/A
5/24/2018	New Residential Investment Corp.	64828T201	NRZ	Issuer	1. Election of Directors 2. Proposal to ratify the appointmnet of the public accounting firm	Not Voted	378,700	N/A
5/24/2018	Medical Properties Trust, Inc.	58463J304	MPW	Issuer	1. Election of Directors 2. To ratify the appointment of the independent public accounting firm 3. Advisory approval of the Company's executive compensation	Not Voted	133,111	N/A
5/30/2018	Global Medical REIT Inc.	37957W203	GMRE	Issuer	1. Election of Directors 2. Approval of the compensation of the named executive officers 3. Advisory vote on the frequency of the advisory vote on the compensation for the executive officers 4. Proposal to ratify the appointment of the independent registered public accounting firm	1. For all 2. For 3. 1 year 4. For	435,396	1. With 2. With 3. With 4. With
6/1/2018	EPR Properties	26884U109	EPR	Issuer	1. Election of Directors 2. To approve, by non-binding advisory basis, the compensation of the Company's named ecxecutive officers as disclosed in these proxy materials 3. To approve an amendment to the Company's Declaration of Trust to declassify the Board of Trustees 4. To ratify the appointment of the independent public accounting firm	Not Voted	53,084	N/A
6/7/2018	Apollo Commercial Real Estate Finance	03762U105	ARI	Issuer	1. Election of Directors 2. Proposal to ratify the appointment of the independent accounting firm 3. Approval of the compensation for the executive officers	Not Voted	200,000	N/A
6/8/2018	Omega Healthcare Investors, Inc.	681936100	OHI	Issuer	1. Election of Directors 2. Ratification of independent auditors 3. Approval of executive compensation 4. Appoval of the 2018 Stock Incentive Plan	1.For 2. For 3. For 4. For	138,420	1. With 2. With 3. With 4. With
6/14/2018	W.P. Carey, Inc.	B826YT8	WPC	Issuer	1.Election of Directors 2. To approve the advisory resolution on executive compensation 3. Proposal to ratify the appointment of the independent accounting firm	Not Voted	25,197	N/A
6/20/2018	Cole Credit Property Trust IV, Inc.	19326U100	CCPT	Issuer	1. Election of Directors 2. Proposal to ratify the Audit Committee's selection of the public accounting firm	1. Against 2. Against	3,505.58	1. Against 2. Against
6/20/2018	Cole Real Estate Income Strategy, Inc.	N/A	N/A	Issuer	1. Election of Directors 2. Proposal to ratify the public accounting firm	1. Abstain 2. Abstain	-	1. With 2. With
6/20/2018	Northstar Healthcare Income, Inc.	66705T105	NHHS	Issuer	1. Election of Directors 2. Proposal to ratify the public accounting firm	1. Withhold All 2. Against	182,139.73	1. Against 2. Against
6/20/2018	Blackstone Mortgage Trust	09257W100	BXMT	Issuer	1. Election of Directors 2. Proposal to ratify the appointment of the independent accounting firm 3. Advisory vote on executive compensation 4. Approve the Blackstone Mortgage Trust, Inc. 2018 Manager Incentive Plan 5. Approve the Blackstone Mortgage Trust, Inc. 2018 Stock Incentive Plan	1. For 2. For 3. For 4. For 5. For	189,746	1. With 2. With 3. With 4. With 5. With
6/27/2018	Spirit Realty Capital, Inc.	84860W102	SRC	Issuer	1. Election of Directors 2. Proposal to ratify the public accounting firm for the fiscal year ending December 31, 2018 3. A non-binding, advisory resolution to approve the compensation of the named executive officer as described in the Proxy Statement.	1. For All 2. For 3. For	500,000	1. With 2. With 3. With
6/29/2018	Plymouth Industrial REIT, Inc.	729640102	PLYM	Issuer	1. Election of Directors 2. Proposal to ratify the public accounting firm 3. Approval of compensation paid to the executive officers 4. Advisory vote on the frequency of future advisory votes on executive compensation	1. For all 2. For 3. For 4. 3 years	201,250	1. With 2. With 3. With 4. With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

By:	/s/ Lawrence S. Block
Lawrence S. Block
Chief Compliance Officer

Date:	August 27, 2018